COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Commitments and Contingencies Disclosure [Abstract]
Rent expense and operating lease cost was $260,271

The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. Rent expense and operating lease cost was $62,542 for the three months May 31, 2023 and $69,967 for the three months May 31, 2022.

Maturity of Lease Liabilities	Operating Leases
May 31, 2024	$244,169
May 31, 2025	213,711
May 31, 2026	207,558
May 31, 2027	207,557
May 31, 2028	207,558
May 31, 2029 and after	605,378
Total lease payments	1,685,931
Less: Interest	(515,488)
Present value of lease liabilities	$1,170,443

The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. Rent expense and operating lease cost was $260,271 and $275,785 for the years ended February 28, 023 and February 28, 2022, respectively.

Maturity of Lease Liabilities	Operating Leases
February 28, 2024	$248,669
February 28, 2025	219,863
February 28, 2026	207,558
February 28, 2027	207,558
February 28, 2028	207,558
February 28, 2029 and after	657,268
Total lease payments	1,748,474
Less: Interest	(549,263)
Present value of lease liabilities	$1,199,211